Long-Term Debt - Bank Loans (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 1,299,220	$ 1,317,427
Total long-term debt	0	16,000	$ 0
Less: Deferred loan and financing arrangements issuance costs	10,142	8,453
Total long-term debt, net	1,289,078	1,308,974
Less: Current portion of long-term debt	75,438	100,144
Add: Current portion of deferred loan and financing arrangements issuance costs	2,225	2,265
Long-term debt, net	1,215,865	1,211,095
(i) Issued in September 2017 fully repaid in August 2022 (the “2017 credit facility”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 0	106,047
Rate of interest	Margin + Libor
(ii) Issued in January 2020 fully repaid in August 2022 (the “2020 credit facility”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 0	32,480
Rate of interest	Margin + Libor
(iii) Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”) [Member]
Debt Instrument [Line Items]
Rate of interest	Fixed rate
Total long-term debt	$ 6,000	6,000
(iv) Issued in August 2021 fully repaid in July 2022 (the “CGC Seller's Credit”) [Member]
Debt Instrument [Line Items]
Rate of interest	Fixed rate
Total long-term debt	$ 0	5,000
(v) Issued in August 2021 fully repaid in July 2022 (the “CGC Seller's Credit”) [Member]
Debt Instrument [Line Items]
Rate of interest	Fixed rate
Total long-term debt	$ 0	5,000
(vi) Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 110,827	120,566
Rate of interest	Margin + Libor
(vii) Issued in October 2022 maturing in October 2028 (the “2022 credit facility”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 105,000	0
Rate of interest	Margin + Secured Overnight Financing Rate (“SOFR”)
(viii) Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 29,700	32,900
Rate of interest	Margin + Libor
(ix) Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 29,700	32,900
Rate of interest	Margin + Libor
(x) Issued in May 2020 maturing in May 2027 (the “ICBCFL”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 41,996	45,660
Rate of interest	Margin + Libor
(xi) Issued in January 2021 maturing in February 2026 (the “2021 CMBFL - Panamax”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 8,083	9,184
Rate of interest	Margin + Libor
(xii) Issued in January 2021 maturing in February 2026 (the “2021 CMBFL - Panamax”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 8,083	9,184
Rate of interest	Margin + Libor
(xiii) Issued in January 2021 maturing in February 2026 (the “2021 CMBFL - Panamax”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 8,083	9,184
Rate of interest	Margin + Libor
(xiv) Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 138,888	144,744
Rate of interest	Margin + Libor
(xv) Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 132,217	151,299
Rate of interest	Margin + Libor
(xvi) Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 139,183	146,315
Rate of interest	Margin + Libor
(xvii) Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 138,072	147,493
Rate of interest	Margin + Libor
(xviii) Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 136,778	142,609
Rate of interest	Fixed rate
(xix) Issued in October 2021 maturing in October 2026 (the "2021 Bonds") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 159,966	170,862
Rate of interest	Fixed rate
(xx) Issued in July 2022 maturing in July 2029 (the “2022 Bonds”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 106,644	$ 0
Rate of interest	Fixed rate